UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Blvd, Suite 200 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
702 King Farm Blvd, Suite 200, Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – September 30, 2024

Item 1. Reports to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Strategy Fund II

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$10	0.10%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund returned 8.11%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	8.11%	3.36%	2.83%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.24
Net Assets	$305,969,820
Total Number of Portfolio Holdings	241
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Strategy Fund II	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.5%
Palmer Square Loan Funding Ltd., 6.90%	1.2%
BX Commercial Mortgage Trust, 6.86%	1.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 7.00%	1.2%
Wells Fargo & Co., 5.71%	1.2%
Fox Corp., 3.05%	1.1%
Humana, Inc., 4.50%	1.1%
GA Global Funding Trust, 6.62%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.0%
OBX Trust, 5.99%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-C000141590-093024

Guggenheim Investments	2

Guggenheim Strategy Fund III

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$10	0.10%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund returned 8.15%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	8.15%	3.44%	3.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.24
Net Assets	$351,663,731
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

Guggenheim Investments	1

Guggenheim Strategy Fund III	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
BX Commercial Mortgage Trust, 6.86%	1.0%
FirstKey Homes Trust, 2.67%	1.0%
GA Global Funding Trust, 6.62%	0.9%
OBX Trust, 5.99%	0.9%
Top 10 Total	11.0%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

AR-C000141591-093024

Guggenheim Investments	2

Guggenheim Variable Insurance Strategy Fund III

Variable Annuity

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1, 2
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$17	0.16%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	These figures do not reflect charges, fees and expenses under variable annuity and insurance contracts that invest in the fund and, if reflected, these figures would be higher.
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Variable Annuity Class shares) returned 8.12%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.24), assuming a $10,000 initial investment.

Average Annual Total Returns*, † as of 9.30.24
	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	8.12%	3.32%	2.95%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 9.30.24
Net Assets	$132,727,636
Total Number of Portfolio Holdings	239
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$0

The fund does not pay an advisory fee.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of Guggenheim Variable Insurance Strategy Fund III are available only through the purchase of such products.

Guggenheim Investments	1

Guggenheim Variable Insurance Strategy Fund III | Variable Annuity	Annual Shareholder Report | September 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.24

BCC Middle Market CLO LLC, 7.06%	2.1%
Palmer Square Loan Funding Ltd., 6.90%	1.1%
Wells Fargo & Co., 5.71%	1.0%
Fox Corp., 3.05%	1.0%
Humana, Inc., 4.50%	1.0%
Goldman Sachs Group, Inc., 3.50%	1.0%
FirstKey Homes Trust, 2.67%	0.9%
GA Global Funding Trust, 6.62%	0.9%
BX Commercial Mortgage Trust, 6.86%	0.9%
Anchorage Credit Funding 4 Ltd., 2.72%	0.9%
Top 10 Total	10.8%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000141592-093024

Guggenheim Investments	2

(b) Not applicable

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $118,517 and $114,162 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(b) Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(c) Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning, including preparation of tax returns and distribution assistance were $25,938 and $27,960 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively. These services consisted of [(i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations].

(d) All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X). (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $25,938 and $27,960 respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to this registrant.

(b) Not applicable to this registrant

Item 6. Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2024

Guggenheim Strategy Funds Trust Annual Financial Report

Guggenheim Strategy Funds
Guggenheim Strategy Fund II
Guggenheim Strategy Fund III
Guggenheim Variable Insurance Strategy Fund III

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (ANNUAL FINANCIAL REPORT)
GUGGENHEIM STRATEGY FUND II	2
GUGGENHEIM STRATEGY FUND III	15
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III	29
NOTES TO FINANCIAL STATEMENTS	42
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	54
OTHER INFORMATION	55
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	56
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	57
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	58
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Shares	Value
MONEY MARKET FUNDS***,† - 9.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	21,980,455	$21,980,455
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[1]	7,010,056	7,010,056
Total Money Market Funds
(Cost $28,990,511)		28,990,511

	Face Amount
CORPORATE BONDS†† - 42.2%
Financial - 22.3%
GA Global Funding Trust
6.62% (SOFR + 1.36%) due 04/11/25◊,2	$3,300,000	3,313,905
1.63% due 01/15/26[2]	600,000	577,589
Wells Fargo & Co.
5.71% due 04/22/28[3]	3,450,000	3,562,436
Goldman Sachs Group, Inc.
3.50% due 04/01/25	3,250,000	3,229,882
Bank of America Corp.
3.95% due 04/21/25	2,850,000	2,835,831
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,700,000	2,756,336
Corebridge Financial, Inc.
3.50% due 04/04/25	2,750,000	2,729,450
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,600,000	2,657,390
UBS AG/Stamford CT
6.63% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,556,076
2.95% due 04/09/25	1,050,000	1,039,573
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,333,501
Essex Portfolio, LP
3.50% due 04/01/25	2,250,000	2,234,254
F&G Global Funding
5.88% due 06/10/27[2]	2,100,000	2,151,526
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,836,634
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,795,578
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,767,319
Barclays plc
5.67% due 03/12/28[3]	1,700,000	1,746,572
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	1,750,000	1,736,289
American Express Co.
5.10% due 02/16/28[3]	1,650,000	1,681,647
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	1,650,000	1,677,598

	Face Amount	Value
HSBC Holdings plc
5.60% due 05/17/28[3]	$1,600,000	$1,644,905
Standard Chartered plc
5.69% due 05/14/28[2,3]	1,600,000	1,643,068
NatWest Group plc
5.58% due 03/01/28[3]	1,600,000	1,641,265
Jackson National Life Global Funding
5.60% due 04/10/26[2]	1,600,000	1,622,960
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	1,600,000	1,606,141
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,584,237
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,466,176
Morgan Stanley Bank North America
5.88% due 10/30/26	1,350,000	1,398,643
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,203,646
CNO Global Funding
5.88% due 06/04/27[2]	1,060,000	1,091,895
Citigroup, Inc.
6.00% (SOFR + 0.69%) due 01/25/26◊	950,000	951,869
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	894,648
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	864,070
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	850,000	856,594
ING Groep N.V.
1.40% due 07/01/26[2,3]	850,000	828,786
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	800,000	824,761
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	811,123
Capital One Financial Corp.
4.99% due 07/24/26[3]	650,000	650,044
SLM Corp.
3.13% due 11/02/26	600,000	576,807
Corebridge Global Funding
5.75% due 07/02/26[2]	550,000	563,967
OneMain Finance Corp.
7.13% due 03/15/26	480,000	490,039
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,086
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	450,000	446,510
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	330,000	329,437
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	248,722
American National Group, Inc.
5.00% due 06/15/27	240,000	241,514
Total Financial		68,190,299

2 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Consumer, Non-cyclical - 5.7%
Humana, Inc.
4.50% due 04/01/25	$3,500,000	$3,492,877
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,847,167
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,700,000	1,745,629
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,650,966
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,626,329
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	1,024,763
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	993,909
Royalty Pharma plc
1.20% due 09/02/25	900,000	871,757
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	860,823
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	763,917
HCA, Inc.
5.88% due 02/15/26	750,000	757,869
Danone S.A.
2.95% due 11/02/26[2]	550,000	535,870
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	430,000	435,764
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	350,000	342,120
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	330,000	319,099
Block, Inc.
2.75% due 06/01/26	150,000	145,426
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	124,946
Total Consumer, Non-cyclical		17,539,231

Industrial - 3.8%
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,470,950
GATX Corp.
5.40% due 03/15/27	1,700,000	1,745,053
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,689,925
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,681,493
Weir Group plc
2.20% due 05/13/26[2]	950,000	913,727
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	901,045
Vontier Corp.
1.80% due 04/01/26	850,000	813,796
3M Co.
2.65% due 04/15/25	$650,000	$642,777
Jabil, Inc.
4.25% due 05/15/27	250,000	248,267
1.70% due 04/15/26	250,000	239,450
Berry Global, Inc.
4.88% due 07/15/26[2]	400,000	399,361
Total Industrial		11,745,844

Consumer, Cyclical - 2.9%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,134,910
6.41% due 03/15/26	800,000	800,473
VF Corp.
2.40% due 04/23/25	1,750,000	1,720,655
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	917,994
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	885,554
LG Electronics, Inc.
5.63% due 04/24/27[2]	850,000	873,460
International Game Technology plc
4.13% due 04/15/26[2]	500,000	493,473
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	344,579
Air Canada
3.88% due 08/15/26[2]	330,000	321,349
Newell Brands, Inc.
5.70% due 04/01/26	116,000	116,285
6.38% due 09/15/27	84,000	84,958
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	144,302
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[2]	75,000	74,973
Total Consumer, Cyclical		8,912,965

Utilities - 2.1%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,560,726
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,771,150
Avangrid, Inc.
3.20% due 04/15/25	1,450,000	1,435,203
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	550,271
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,309
Total Utilities		6,416,659

Communications - 2.0%
Fox Corp.
3.05% due 04/07/25	3,550,000	3,515,386
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,450,665

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
T-Mobile USA, Inc.
2.63% due 04/15/26	$650,000	$633,441
2.25% due 02/15/26	250,000	243,067
Cogent Communications Group LLC
3.50% due 05/01/26[2]	184,000	179,372
Total Communications		6,021,931

Technology - 1.9%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,860,495
Oracle Corp.
2.50% due 04/01/25	1,700,000	1,680,391
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,395,099
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	858,002
Total Technology		5,793,987

Energy - 1.2%
Enbridge, Inc.
5.25% due 04/05/27	1,150,000	1,177,445
5.90% due 11/15/26	1,050,000	1,084,301
Energy Transfer, LP
5.50% due 06/01/27	750,000	769,178
Hess Midstream Operations, LP
5.63% due 02/15/26[2]	400,000	400,033
Buckeye Partners, LP
3.95% due 12/01/26	250,000	242,739
Total Energy		3,673,696

Basic Materials - 0.3%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[2]	500,000	501,881
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	350,000	337,797
Total Basic Materials		839,678

Total Corporate Bonds
(Cost $128,196,686)		129,134,290

ASSET-BACKED SECURITIES†† - 25.2%
Collateralized Loan Obligations - 15.1%
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,758,447
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,746,142
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,750,000	1,751,354
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,409,385
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	$1,750,000	$1,708,514
Sound Point CLO XIX Ltd.
2018-1A A, 6.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	2,445,974	2,446,528
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.07% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,246,723
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,160,852
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,041,998	1,035,062
2021-FL2 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	986,444
FS Rialto
2021-FL3 B, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,978,192
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,751,276
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,750,736
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,750,140
HGI CRE CLO Ltd.
2021-FL2 A, 6.21% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,589,513	1,578,340
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,496,303
BRSP Ltd.
2021-FL1 B, 6.98% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,455,401
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	1,403,810	1,403,552

4 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	$1,000,000	$1,001,006
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,000,241
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	999,994
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	903,908	904,081
Parliament CLO II Ltd.
2021-2A A, 6.74% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	845,662	843,274
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.18% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	841,939	829,727
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	751,340
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.23% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	267,326	266,138
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	149,058	149,177
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	108,091	108,157
MidOcean Credit CLO VII
2020-7A A1R, 6.60% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	26,342	26,345
Total Collateralized Loan Obligations		46,292,871

Automotive - 1.7%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	2,500,000	2,569,397
2020-2A, 2.02% due 02/20/27[2]	1,900,000	1,841,191
2021-1A, 1.38% due 08/20/27[2]	800,000	758,501
Total Automotive		5,169,089

Financial - 1.5%
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	$2,250,000	$2,250,000
Station Place Securitization Trust
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,100,000	1,100,000
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	921,193	919,037
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	263,058	261,230
Total Financial		4,530,267

Whole Business - 1.5%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[2]	1,326,500	1,315,747
2015-1A, 4.47% due 10/25/45[2]	371,000	369,152
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,615,000	1,594,801
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,228,125	1,150,956
Total Whole Business		4,430,656

Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,219,399	3,086,002
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	867,473
Total Net Lease		3,953,475

Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,107,500	1,904,543
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	713,333	651,555
2020-1A, 2.73% due 08/21/45[2]	330,533	315,481
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,024,689	934,179
Total Transport-Container		3,805,758

Single Family Residence - 1.2%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,928,231
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,114,173
2022-SFR1, 4.49% due 05/19/39[2]	750,000	742,977
Total Single Family Residence		3,785,381

Infrastructure - 1.2%
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,355,000	1,344,470
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,168,618

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
SBA Tower Trust
2.84% due 01/15/25[2]	$1,150,000	$1,141,740
Total Infrastructure		3,654,828

Transport-Aircraft - 0.5%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	603,120	553,598
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	555,449	534,623
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	435,289	405,942
Total Transport-Aircraft		1,494,163

Total Asset-Backed Securities
(Cost $77,840,282)		77,116,488

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
Residential Mortgage-Backed Securities - 15.2%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,4]	3,147,896	3,188,905
2024-NQM6, 6.45% due 02/25/64[2,4]	1,532,092	1,565,659
2024-NQM8, 6.23% due 05/25/64[2,4]	1,510,490	1,536,509
2024-NQM7, 6.24% due 03/25/64[2,4]	1,503,328	1,529,286
2023-NQM2, 6.32% due 01/25/62[2,4]	1,215,705	1,227,973
2023-NQM1, 6.25% due 11/25/63[2,4]	612,000	618,494
CSMC Trust
2021-RPL1, 4.07% (WAC) due 09/27/60◊,2	1,874,340	1,867,730
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	640,914	638,854
2020-NQM1, 2.21% due 05/25/65[2]	560,553	523,680
2021-RPL4, 4.06% (WAC) due 12/27/60◊,2	491,313	489,582
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,4]	1,424,895	1,445,390
2022-NQM4, 5.73% due 08/25/67[2,4]	1,067,072	1,063,366
2023-NQM3, 6.89% due 08/25/68[2,4]	418,630	426,570
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	2,776,091	2,775,948
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,4]	1,212,824	1,203,685
2021-GS4, 4.65% due 11/25/60[2,4]	972,937	972,785
2021-GS2, 4.75% due 04/25/61[2,4]	468,490	471,824
PRPM LLC
2021-5, 4.79% due 06/25/26[2,4]	1,109,683	1,104,778
2022-1, 3.72% due 02/25/27[2,4]	1,084,808	1,075,542
2021-8, 4.74% (WAC) due 09/25/26◊,2	467,754	465,099
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	1,964,527	1,948,202
2022-SP1, 5.25% due 07/25/62[2,4]	704,926	691,793
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	785,292	752,256
2021-6, 1.89% (WAC) due 10/25/66◊,2	596,261	515,709
2019-4, 3.85% due 11/25/59[2]	206,072	202,775
2021-3, 1.44% (WAC) due 06/25/66◊,2	206,845	179,472
2020-1, 3.42% due 01/25/60[2]	182,842	178,706
2019-4, 3.64% due 11/25/59[2]	120,299	118,385
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	792,936	750,009
2018-2A, 3.50% (WAC) due 02/25/58◊,2	759,112	724,110
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	$1,536,854	$1,463,571
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,4]	1,457,543	1,454,888
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	1,165,509	1,156,714
2021-HE1, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	192,190	191,593
2021-HE2, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	101,493	101,110
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,412,872	1,323,973
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,4]	764,604	778,708
2022-1, 3.29% (WAC) due 12/25/66◊,2	523,473	473,322
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[2,4]	761,399	770,939
2023-3, 7.18% due 09/25/68[2,4]	463,349	474,067
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,265,661	1,176,186
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	1,049,423	1,008,485
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	977,909	953,160
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	967,607	933,563
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	815,531	781,741
Alternative Loan Trust
2007-OA7, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	626,833	588,751
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	379,610	371,755
2017-5, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	138,318	142,417
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	541,181	500,183
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	366,921	362,521

6 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,2	$351,777	$348,432
2019-RM3, 2.80% (WAC) due 06/25/69◊,2	8,232	8,202
Banc of America Funding Trust
2015-R2, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	319,998	318,027
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.54% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	261,363	258,431
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	163,694	160,154
Morgan Stanley Home Equity Loan Trust
2006-2, 5.53% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	48,104	47,793
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	37,595	35,610
Nationstar Home Equity Loan Trust
2007-B, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	18,747	18,725
Total Residential Mortgage-Backed Securities		46,456,097

Commercial Mortgage-Backed Securities - 4.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,710,156
2022-LP2, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	835,159	828,895
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.00% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,621,452
WMRK Commercial Mortgage Trust
2022-WMRK, 8.53% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,858,016
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,5	45,534,838	1,224,455
Life Mortgage Trust
2021-BMR, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	753,478	739,444
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	34,866,989	602,903
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	24,437,808	553,196
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	$500,000	$469,025
Total Commercial Mortgage-Backed Securities		14,607,542

Government Agency - 0.7%
Fannie Mae
6.50% due 04/25/49	1,188,405	1,208,855
Ginnie Mae
6.00% due 09/20/45	1,121,774	1,132,972
Total Government Agency		2,341,827

Total Collateralized Mortgage Obligations
(Cost $64,336,007)		63,405,466

SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Energy - 0.2%
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	693,018	693,593
Financial - 0.2%
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	327,525	327,227
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	298,454	298,113
Total Financial		625,340

Technology - 0.1%
World Wide Technology Holding Co. LLC
7.81% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	221,452	221,452
Total Senior Floating Rate Interests
(Cost $1,525,009)		1,540,385

REPURCHASE AGREEMENTS††,6 - 0.8%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	2,430,000	2,430,000
Total Repurchase Agreements
(Cost $2,430,000)		2,430,000

Total Investments - 98.9%
(Cost $303,318,495)		$302,617,140
Other Assets & Liabilities, net - 1.1%		3,352,680
Total Net Assets - 100.0%		$305,969,820

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate +0.26	0.94%	Quarterly	10/26/24	$15,000,000	$48,753	$(103)	$48,856
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,500,000	(1,308,833)	395	(1,309,228)
								$(1,260,080)	$292	$(1,260,372)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2024.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $171,822,849 (cost $172,667,133), or 56.1% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$28,990,511	$—	$—	$28,990,511
Corporate Bonds	—	129,134,290	—	129,134,290
Asset-Backed Securities	—	72,586,221	4,530,267	77,116,488
Collateralized Mortgage Obligations	—	63,405,466	—	63,405,466
Senior Floating Rate Interests	—	1,540,385	—	1,540,385
Repurchase Agreements	—	2,430,000	—	2,430,000
Interest Rate Swap Agreements**	—	48,856	—	48,856
Total Assets	$28,990,511	$269,145,218	$4,530,267	$302,665,996

8 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$1,309,228	$—	$1,309,228

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$3,350,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,180,267	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$4,530,267

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $1,559,542 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,050,033	$1,990,568	$9,040,601
Purchases/(Receipts)	3,350,000	—	3,350,000
(Sales, maturities and paydowns)/Fundings	(5,865,749)	(459,597)	(6,325,346)
Amortization of premiums/discounts	—	1,513	1,513
Total change in unrealized appreciation (depreciation) included in earnings	(4,017)	27,058	23,041
Transfers out of Level 3	—	(1,559,542)	(1,559,542)
Ending Balance	$4,530,267	$—	$4,530,267
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$(3,984)	$—	$(3,984)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

10 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
GUGGENHEIM STRATEGY FUND II

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Inflation Indexed Bonds
4.86%			2.38% - 3.63%
Due 10/01/24	$2,430,000	$2,430,328	Due 01/15/25 - 04/15/28	$1,296,388	$1,411,170

			U.S. Treasury Floating Rate Note
			4.84%
			Due 01/31/26	1,032,700	1,041,705

			U.S. Treasury Strips
			0.00%
			Due 05/15/35 - 02/15/39	675	417

			U.S. Treasury Bond
			2.75%
			Due 11/15/47	32,400	25,576

			U.S. Treasury Note
			0.25%
			Due 05/31/25	100	97
				$2,362,263	$2,478,965

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 11

GUGGENHEIM STRATEGY FUND II

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $300,888,495)	$300,187,140
Repurchase agreements, at value (cost $2,430,000)	2,430,000
Segregated cash with broker	842,154
Unamortized upfront premiums paid on interest rate swap agreements	395
Prepaid expenses	5,726
Receivables:
Interest	2,584,899
Variation margin on interest rate swap agreements	373,620
Foreign tax reclaims	521
Total assets	306,424,455

Liabilities:
Overdraft due to custodian bank	29,582
Unamortized upfront premiums received on interest rate swap agreements	103
Payable for:
Distributions to shareholders	287,123
Professional fees	86,939
Trustees’ fees*	7,078
Fund accounting/administration fees	5,273
Transfer agent/maintenance fees	1,870
Securities purchased	150
Miscellaneous	36,517
Total liabilities	454,635
Net assets	$305,969,820

Net assets consist of:
Paid in capital	$310,380,574
Total distributable earnings (loss)	(4,410,754)
Net assets	$305,969,820
Capital shares outstanding	12,335,418
Net asset value per share	$24.80

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Interest	$17,627,308
Total investment income	17,627,308

Expenses:
Transfer agent/maintenance fees	14,000
Professional fees	123,218
Fund accounting/administration fees	100,067
Custodian fees	19,219
Trustees’ fees*	18,560
Line of credit fees	14,735
Miscellaneous	27,424
Total expenses	317,223
Less:
Earning credits applied	(4,257)
Net expenses	312,966
Net investment income	17,314,342

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,042
Swap agreements	861,206
Foreign currency transactions	13
Net realized gain	876,261
Net change in unrealized appreciation (depreciation) on:
Investments	8,915,633
Swap agreements	(1,999,514)
Forward foreign currency exchange contracts	2
Foreign currency translations	(1)
Net change in unrealized appreciation (depreciation)	6,916,120
Net realized and unrealized gain	7,792,381
Net increase in net assets resulting from operations	$25,106,723

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,314,342	$13,638,063
Net realized gain on investments	876,261	1,461,264
Net change in unrealized appreciation (depreciation) on investments	6,916,120	3,467,204
Net increase in net assets resulting from operations	25,106,723	18,566,531

Distributions to shareholders	(18,178,692)	(14,861,796)

Capital share transactions:
Proceeds from sale of shares	99,883,658	77,970,816
Distributions reinvested	14,205,784	10,902,810
Cost of shares redeemed	(96,391,806)	(98,600,340)
Net increase (decrease) from capital share transactions	17,697,636	(9,726,714)
Net increase (decrease) in net assets	24,625,667	(6,021,979)

Net assets:
Beginning of year	281,344,153	287,366,132
End of year	$305,969,820	$281,344,153

Capital share activity:
Shares sold	4,077,267	3,232,567
Shares issued from reinvestment of distributions	577,947	450,742
Shares redeemed	(3,912,845)	(4,081,658)
Net increase (decrease) in shares	742,369	(398,349)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 13

GUGGENHEIM STRATEGY FUND II

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.27	$23.96	$24.99	$24.97	$24.83
Income (loss) from investment operations:
Net investment income (loss)[a]	1.33	1.15	.49	.35	.51
Net gain (loss) on investments (realized and unrealized)	.59	.41	(1.02)	.07	.17
Total from investment operations	1.92	1.56	(.53)	.42	.68
Less distributions from:
Net investment income	(1.39)	(1.25)	(.50)	(.40)	(.54)
Total distributions	(1.39)	(1.25)	(.50)	(.40)	(.54)
Net asset value, end of period	$24.80	$24.27	$23.96	$24.99	$24.97

Total Return[b]	8.11%	6.62%	(2.08%)	1.68%	2.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$305,970	$281,344	$287,366	$367,122	$328,480
Ratios to average net assets:
Net investment income (loss)	5.40%	4.75%	2.01%	1.40%	2.05%
Total expenses[c]	0.10%	0.13%	0.10%	0.10%	0.12%
Net expenses[d]	0.10%	0.13%	0.10%	0.10%	0.12%
Portfolio turnover rate	36%	12%	33%	97%	89%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers.

14 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Shares	Value
MONEY MARKET FUNDS***,† - 15.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	44,486,429	$44,486,429
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[1]	10,193,321	10,193,321
Total Money Market Funds
(Cost $54,679,750)		54,679,750

	Face Amount
CORPORATE BONDS†† - 38.8%
Financial - 21.3%
GA Global Funding Trust
6.62% (SOFR + 1.36%) due 04/11/25◊,2	$3,300,000	3,313,905
1.63% due 01/15/26[2]	450,000	433,192
Wells Fargo & Co.
5.71% due 04/22/28[3]	3,550,000	3,665,695
Goldman Sachs Group, Inc.
3.50% due 04/01/25	3,500,000	3,478,335
Bank of America Corp.
3.38% due 04/02/26[3]	2,300,000	2,281,619
3.95% due 04/21/25	750,000	746,272
Corebridge Financial, Inc.
3.50% due 04/04/25	2,950,000	2,927,956
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,750,000	2,807,380
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,650,000	2,708,493
UBS AG/Stamford CT
6.63% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,857,252
2.95% due 04/09/25	800,000	792,055
American Express Co.
5.90% (SOFR Compounded Index + 0.93%) due 03/04/25◊	1,800,000	1,801,951
5.10% due 02/16/28[3]	650,000	662,467
Essex Portfolio, LP
3.50% due 04/01/25	2,300,000	2,283,904
Athene Global Funding
5.68% due 02/23/26[2]	2,050,000	2,079,860
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,983,413
F&G Global Funding
5.88% due 06/10/27[2]	1,900,000	1,946,619
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,935,813
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,836,634
HSBC Holdings plc
5.60% due 05/17/28[3]	1,750,000	1,799,115
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,795,578

	Face Amount	Value
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	$1,800,000	$1,785,897
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,782,568
Standard Chartered plc
5.69% due 05/14/28[2,3]	1,700,000	1,745,759
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,737,550
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	940,594
5.60% due 04/10/26[2]	750,000	760,762
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,697,518
Barclays plc
5.67% due 03/12/28[3]	1,650,000	1,695,202
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	1,650,000	1,677,598
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,668,407
Morgan Stanley Bank North America
5.88% due 10/30/26	1,600,000	1,657,651
NatWest Group plc
5.58% due 03/01/28[3]	1,600,000	1,641,265
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,432,961
CNO Global Funding
5.88% due 06/04/27[2]	1,140,000	1,174,303
Citigroup, Inc.
6.00% (SOFR + 0.69%) due 01/25/26◊	950,000	951,869
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	894,649
ING Groep N.V.
1.40% due 07/01/26[2,3]	900,000	877,538
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	816,066
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	811,123
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	806,206
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	750,000	751,921
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	750,051
Corebridge Global Funding
5.75% due 07/02/26[2]	600,000	615,236
SLM Corp.
3.13% due 11/02/26	600,000	576,807
OneMain Finance Corp.
7.13% due 03/15/26	480,000	490,039
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,086
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	450,000	446,510
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	330,000	329,436

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Iron Mountain, Inc.
5.00% due 07/15/28[2]	$275,000	$271,383
American National Group, Inc.
5.00% due 06/15/27	240,000	241,514
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	198,977
Reliance Standard Life Global Funding II
5.24% due 02/02/26[2]	67,000	67,319
Total Financial		74,921,273

Consumer, Non-cyclical - 4.8%
Humana, Inc.
4.50% due 04/01/25	3,550,000	3,542,775
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,857,337
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,847,167
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,791,331
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,694,287
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	1,024,763
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	993,909
Royalty Pharma plc
1.20% due 09/02/25	900,000	871,757
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	763,917
HCA, Inc.
5.88% due 02/15/26	750,000	757,869
Triton Container International Ltd.
2.05% due 04/15/26[2]	700,000	669,529
Danone S.A.
2.95% due 11/02/26[2]	550,000	535,870
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	265,916
Block, Inc.
2.75% due 06/01/26	100,000	96,951
Total Consumer, Non-cyclical		16,713,378

Industrial - 3.0%
GATX Corp.
5.40% due 03/15/27	1,700,000	1,745,053
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,689,924
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,681,493
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,680,246
Weir Group plc
2.20% due 05/13/26[2]	1,091,000	1,049,343
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	711,352
3M Co.
2.65% due 04/15/25	$700,000	$692,222
Vontier Corp.
1.80% due 04/01/26	650,000	622,315
Berry Global, Inc.
4.88% due 07/15/26[2]	400,000	399,361
Jabil, Inc.
1.70% due 04/15/26	200,000	191,560
Total Industrial		10,462,869

Consumer, Cyclical - 2.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,134,910
6.41% due 03/15/26	1,150,000	1,150,679
VF Corp.
2.40% due 04/23/25	1,850,000	1,818,979
LG Electronics, Inc.
5.63% due 04/24/27[2]	900,000	924,840
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	892,494
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	885,554
International Game Technology plc
4.13% due 04/15/26[2]	490,000	483,604
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	344,579
Air Canada
3.88% due 08/15/26[2]	330,000	321,349
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	96,201
Total Consumer, Cyclical		9,053,189

Communications - 2.3%
Fox Corp.
3.05% due 04/07/25	3,600,000	3,564,899
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,434,483
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,402,309
Rogers Communications, Inc.
2.95% due 03/15/25	900,000	891,667
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	487,263
2.25% due 02/15/26	200,000	194,453
Cogent Communications Group LLC
3.50% due 05/01/26[2]	152,000	148,177
Total Communications		8,123,251

Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,761,567
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,771,150
Avangrid, Inc.
3.20% due 04/15/25	1,550,000	1,534,183
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	550,270

16 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	$100,000	$99,309
Total Utilities		6,716,479

Technology - 1.6%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,860,495
Oracle Corp.
2.50% due 04/01/25	1,800,000	1,779,237
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,298,886
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	858,002
Total Technology		5,796,620

Energy - 1.0%
Enbridge, Inc.
5.90% due 11/15/26	1,180,000	1,218,547
5.25% due 04/05/27	1,100,000	1,126,252
Energy Transfer, LP
5.50% due 06/01/27	750,000	769,178
Hess Midstream Operations, LP
5.63% due 02/15/26[2]	450,000	450,037
Total Energy		3,564,014

Basic Materials - 0.3%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[2]	700,000	702,633
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	370,000	357,100
Total Basic Materials		1,059,733

Total Corporate Bonds
(Cost $135,620,767)		136,410,806

ASSET-BACKED SECURITIES†† - 23.2%
Collateralized Loan Obligations - 12.5%
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,257,902
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,746,142
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,250,000	1,250,967
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,168,447
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,220,367
BRSP Ltd.
2021-FL1 B, 6.98% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	$2,750,000	$2,668,235
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.07% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,246,723
Sound Point CLO XIX Ltd.
2018-1A A, 6.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	2,218,235	2,218,737
LCCM Trust
2021-FL2 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	986,445
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	967,569	961,129
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,750,736
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,750,140
HGI CRE CLO Ltd.
2021-FL2 A, 6.21% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,554,061	1,543,137
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,507,571
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,501,093
Parliament CLO II Ltd.
2021-2A A, 6.74% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	1,449,706	1,445,613
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,246,919
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	1,169,842	1,169,626
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,000,241

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	$1,000,000	$990,876
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	751,340
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	750,755
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	749,996
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	723,126	723,265
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.18% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	601,385	592,662
Voya CLO Ltd.
2020-1A AR, 6.62% (3 Month Term SOFR + 1.32%, Rate Floor: 1.06%) due 04/15/31◊,2	550,683	552,871
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.81% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	481,741	481,857
BDS Ltd.
2021-FL7 A, 6.20% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	432,729	431,236
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.23% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	229,137	228,118
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	149,058	149,177
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	90,076	90,131
MidOcean Credit CLO VII
2020-7A A1R, 6.60% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	21,951	21,954
Total Collateralized Loan Obligations		44,154,408

Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	2,062,500	2,065,456
2021-1A, 1.95% due 08/25/51[2]	$1,228,125	$1,150,956
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,169,647
2018-1A, 4.12% due 07/25/48[2]	568,500	563,892
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,727,100	1,705,499
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	416,784
Total Whole Business		7,072,234

Financial - 1.5%
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	2,550,000	2,550,000
Station Place Securitization Trust
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,300,000	1,300,000
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	1,052,792	1,050,328
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	300,637	298,548
Total Financial		5,198,876

Automotive - 1.5%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	2,500,000	2,569,397
2020-2A, 2.02% due 02/20/27[2]	1,900,000	1,841,191
2021-1A, 1.38% due 08/20/27[2]	750,000	711,095
Total Automotive		5,121,683

Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	1,175,000	1,166,561
1.88% due 01/15/26[2]	800,000	772,045
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,500,000	1,488,344
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,232,119
Total Infrastructure		4,659,069

Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,529,528	2,424,716
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	921,709
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	650,605
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	229,878	225,616
Total Net Lease		4,222,646

18 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Single Family Residence - 1.2%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	$3,550,000	$3,439,402
2022-SFR1, 4.49% due 05/19/39[2]	750,000	742,977
Total Single Family Residence		4,182,379

Transport-Container - 1.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,686,000	1,523,634
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,179,945	1,075,721
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	499,333	456,089
2020-1A, 2.73% due 08/21/45[2]	302,989	289,191
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	75,333	66,940
Total Transport-Container		3,411,575

Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,137,568

Transport-Aircraft - 0.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	603,120	553,598
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	489,324	470,977
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	362,741	338,285
Total Transport-Aircraft		1,362,860

Total Asset-Backed Securities
(Cost $82,354,536)		81,523,298

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.6%
Residential Mortgage-Backed Securities - 15.6%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,4]	3,147,896	3,188,905
2024-NQM6, 6.45% due 02/25/64[2,4]	1,671,373	1,707,991
2024-NQM8, 6.23% due 05/25/64[2,4]	1,652,099	1,680,557
2024-NQM7, 6.24% due 03/25/64[2,4]	1,644,265	1,672,656
2023-NQM2, 6.32% due 01/25/62[2,4]	1,215,705	1,227,973
2023-NQM1, 6.25% due 11/25/63[2,4]	612,000	618,494
2022-NQM9, 6.45% due 09/25/62[2,4]	288,673	291,152
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,4]	1,558,479	1,580,895
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,571,955	1,501,313
2023-NQM2, 5.84% due 11/25/67[2,4]	1,425,425	1,426,690
2023-NQM3, 6.89% due 08/25/68[2,4]	418,630	426,570
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	2,519,555	2,498,032
2021-5, 4.79% due 06/25/26[2,4]	951,157	946,952
2021-8, 4.74% (WAC) due 09/25/26◊,2	441,768	439,260
CSMC Trust
2021-RPL1, 4.07% (WAC) due 09/27/60◊,2	1,472,696	1,467,502
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	640,914	638,854
2021-RPL4, 4.06% (WAC) due 12/27/60◊,2	491,313	489,582
2020-NQM1, 2.21% due 05/25/65[2]	460,156	429,887
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	$2,983,262	$2,983,109
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	2,291,949	2,272,902
2022-SP1, 5.25% due 07/25/62[2,4]	663,459	651,099
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,100,954	927,264
2024-4, 6.20% due 01/25/69[2,4]	809,580	824,514
2023-1, 4.75% due 09/26/67[2,4]	696,285	691,158
2022-1, 3.29% (WAC) due 12/25/66◊,2	523,473	473,322
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,4]	2,882,696	2,877,445
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	621,690	595,536
2021-5, 1.37% (WAC) due 09/25/66◊,2	606,419	523,258
2021-6, 1.89% (WAC) due 10/25/66◊,2	596,261	515,709
2021-4, 1.35% (WAC) due 07/25/66◊,2	287,549	244,830
2019-4, 3.85% due 11/25/59[2]	206,072	202,774
2020-1, 3.42% due 01/25/60[2]	152,368	148,922
2021-3, 1.44% (WAC) due 06/25/66◊,2	160,879	139,589
2019-4, 3.64% due 11/25/59[2]	106,933	105,231
Legacy Mortgage Asset Trust
2021-GS4, 4.65% due 11/25/60[2,4]	972,937	972,785
2021-GS3, 4.75% due 07/25/61[2,4]	976,997	969,635
2021-GS2, 4.75% due 04/25/61[2,4]	374,792	377,459
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	666,787	630,690
2018-2A, 3.50% (WAC) due 02/25/58◊,2	639,252	609,777
2017-5A, 6.47% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	214,982	217,739
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	1,165,509	1,156,714
2021-HE1, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	149,481	149,016
2021-HE2, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	88,806	88,472
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[2,4]	806,187	816,289
2023-3, 7.18% due 09/25/68[2,4]	547,594	560,261
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,412,872	1,323,973
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,353,963	1,258,245
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,297,123	1,235,271
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,014,641	1,001,592

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	$1,028,082	$991,911
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	892,948	825,303
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	815,531	781,741
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	796,814	776,649
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	315,715	309,183
2017-6, 2.75% (WAC) due 10/25/57◊,2	287,917	280,200
2017-5, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	116,363	119,811
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	700,113	672,802
Alternative Loan Trust
2007-OA7, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	522,361	490,626
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.70% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	395,485	388,446
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,2	351,777	348,432
2019-RM3, 2.80% (WAC) due 06/25/69◊,2	8,232	8,202
Banc of America Funding Trust
2015-R2, 5.23% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	269,998	268,336
Encore Credit Receivables Trust
2005-2, 5.70% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	214,561	211,833
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.54% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	211,794	209,418
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	145,506	142,359
Morgan Stanley Home Equity Loan Trust
2006-2, 5.53% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	40,407	40,146
Nationstar Home Equity Loan Trust
2007-B, 5.19% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	$38,071	$38,027
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	31,329	29,675
Total Residential Mortgage-Backed Securities		54,710,945

Commercial Mortgage-Backed Securities - 3.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,462,813
2022-LP2, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	797,197	791,218
WMRK Commercial Mortgage Trust
2022-WMRK, 8.53% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,908,156
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,5	40,275,495	1,083,028
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,5	45,641,286	1,059,229
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.00% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	789,291
Life Mortgage Trust
2021-BMR, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	594,851	583,772
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	469,025
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	23,302,367	402,933
Total Commercial Mortgage-Backed Securities		11,549,465

Government Agency - 0.7%
Ginnie Mae
6.00% due 09/20/45	1,271,344	1,284,035
Fannie Mae
6.50% due 04/25/49	1,188,405	1,208,855
Total Government Agency		2,492,890

Total Collateralized Mortgage Obligations
(Cost $69,560,531)		68,753,300

SENIOR FLOATING RATE INTERESTS††,◊ - 0.8%
Technology - 0.3%
CoreLogic, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	680,702	672,921

20 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
World Wide Technology Holding Co. LLC
7.81% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	$265,742	$265,742
Total Technology		938,663

Energy - 0.2%
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	841,521	842,220

Financial - 0.2%
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	327,525	327,227
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	298,454	298,113
Total Financial		625,340

Consumer, Non-cyclical - 0.1%
Elanco Animal Health, Inc.
7.05% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	454,829	453,661
Total Senior Floating Rate Interests
(Cost $2,847,938)		2,859,884

REPURCHASE AGREEMENTS††,6 - 1.0%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	$3,585,000	$3,585,000
Total Repurchase Agreements
(Cost $3,585,000)		3,585,000

Total Investments - 98.9%
(Cost $348,648,522)		$347,812,038
Other Assets & Liabilities, net - 1.1%		3,851,693
Total Net Assets - 100.0%		$351,663,731

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$328,243	$(592)	$328,835
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	49,777	146	49,631
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	37,334	146	37,188
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	36,623	142	36,481
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	29,448	165	29,283
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	22,536	43	22,493

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

Centrally Cleared Interest Rate Swap Agreements††(Continued)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	$(1,302,937)	$394	$(1,303,331)
								$(798,976)	$444	$(799,420)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2024.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $182,368,678 (cost $183,329,950), or 51.9% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$54,679,750	$—	$—	$54,679,750
Corporate Bonds	—	136,410,806	—	136,410,806
Asset-Backed Securities	—	76,324,422	5,198,876	81,523,298
Collateralized Mortgage Obligations	—	68,753,300	—	68,753,300
Senior Floating Rate Interests	—	2,859,884	—	2,859,884
Repurchase Agreements	—	3,585,000	—	3,585,000
Interest Rate Swap Agreements**	—	503,911	—	503,911
Total Assets	$54,679,750	$288,437,323	$5,198,876	$348,315,949

22 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$1,303,331	$—	$1,303,331

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$3,850,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,348,876	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$5,198,876

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $1,710,605 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,500,038	$2,189,570	$9,689,608
Purchases/(Receipts)	3,850,000	—	3,850,000
(Sales, maturities and paydowns)/Fundings	(6,146,571)	(510,027)	(6,656,598)
Amortization of premiums/discounts	—	1,714	1,714
Total change in unrealized appreciation (depreciation) included in earnings	(4,591)	29,348	24,757
Transfers out of Level 3	—	(1,710,605)	(1,710,605)
Ending Balance	$5,198,876	$—	$5,198,876
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$(4,553)	$—	$(4,553)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

24 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
GUGGENHEIM STRATEGY FUND III

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Strips
4.86%			0.00%
Due 10/01/24	$3,585,000	$3,585,484	Due 05/15/35 -11/15/37	$3,803,803	$2,346,593

			U.S. Treasury Inflation Indexed Bond
			3.63%
			Due 04/15/28	1,202,960	1,309,526

			U.S. Treasury Notes
			0.25% - 3.88%
			Due 03/31/25 - 02/15/34	1,100	1,115
				$5,007,863	$3,657,234

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 25

GUGGENHEIM STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $345,063,522)	$344,227,038
Repurchase agreements, at value (cost $3,585,000)	3,585,000
Segregated cash with broker	1,025,431
Unamortized upfront premiums paid on interest rate swap agreements	1,036
Prepaid expenses	5,882
Receivables:
Interest	2,669,658
Variation margin on interest rate swap agreements	430,271
Total assets	351,944,316

Liabilities:
Overdraft due to custodian bank	6,473
Unamortized upfront premiums received on interest rate swap agreements	592
Payable for:
Distributions to shareholders	117,455
Professional fees	107,400
Trustees’ fees*	6,500
Fund accounting/administration fees	4,902
Transfer agent/maintenance fees	1,172
Securities purchased	85
Miscellaneous	36,006
Total liabilities	280,585
Net assets	$351,663,731

Net assets consist of:
Paid in capital	$357,490,239
Total distributable earnings (loss)	(5,826,508)
Net assets	$351,663,731
Capital shares outstanding	14,126,598
Net asset value per share	$24.89

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Interest	$18,064,737
Total investment income	18,064,737

Expenses:
Transfer agent/maintenance fees	12,001
Professional fees	138,561
Fund accounting/administration fees	100,067
Interest expense	22,322
Trustees’ fees*	19,398
Line of credit fees	15,306
Custodian fees	13,006
Miscellaneous	24,826
Total expenses	345,487
Less:
Earning credits applied	(4,565)
Net expenses	340,922
Net investment income	17,723,815

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,426
Swap agreements	551,238
Net realized gain	568,664
Net change in unrealized appreciation (depreciation) on:
Investments	9,959,136
Swap agreements	(1,833,482)
Net change in unrealized appreciation (depreciation)	8,125,654
Net realized and unrealized gain	8,694,318
Net increase in net assets resulting from operations	$26,418,133

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,723,815	$14,731,153
Net realized gain on investments	568,664	860,243
Net change in unrealized appreciation (depreciation) on investments	8,125,654	4,401,166
Net increase in net assets resulting from operations	26,418,133	19,992,562

Distributions to shareholders	(18,302,723)	(16,623,184)

Capital share transactions:
Proceeds from sale of shares	26,624,120	32,394,486
Distributions reinvested	16,694,587	15,110,041
Cost of shares redeemed	(28,403,548)	(21,378,449)
Net increase from capital share transactions	14,915,159	26,126,078
Net increase in net assets	23,030,569	29,495,456

Net assets:
Beginning of year	328,633,162	299,137,706
End of year	$351,663,731	$328,633,162

Capital share activity:
Shares sold	1,082,455	1,338,015
Shares issued from reinvestment of distributions	677,334	623,928
Shares redeemed	(1,162,212)	(888,131)
Net increase in shares	597,577	1,073,812

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 27

GUGGENHEIM STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.29	$24.02	$25.14	$25.07	$24.82
Income (loss) from investment operations:
Net investment income (loss)[a]	1.29	1.13	.50	.39	.52
Net gain (loss) on investments (realized and unrealized)	.65	.41	(1.10)	.09	.29
Total from investment operations	1.94	1.54	(.60)	.48	.81
Less distributions from:
Net investment income	(1.34)	(1.27)	(.52)	(.41)	(.56)
Total distributions	(1.34)	(1.27)	(.52)	(.41)	(.56)
Net asset value, end of period	$24.89	$24.29	$24.02	$25.14	$25.07

Total Return[b]	8.15%	6.56%	(2.40%)	1.93%	3.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$351,664	$328,633	$299,138	$343,945	$271,273
Ratios to average net assets:
Net investment income (loss)	5.25%	4.66%	2.03%	1.55%	2.11%
Total expenses[c]	0.10%	0.13%	0.10%	0.11%	0.13%
Net expenses[d]	0.10%	0.13%	0.10%	0.11%	0.13%
Portfolio turnover rate	37%	17%	34%	101%	92%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers.

28 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Shares	Value
MONEY MARKET FUNDS***,† - 16.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	19,434,342	$19,434,342
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[1]	2,638,201	2,638,201
Total Money Market Funds
(Cost $22,072,543)		22,072,543

	Face Amount
CORPORATE BONDS†† - 37.2%
Financial - 20.0%
GA Global Funding Trust
6.62% (SOFR + 1.36%) due 04/11/25◊,2	$1,250,000	1,255,267
1.63% due 01/15/26[2]	200,000	192,530
Wells Fargo & Co.
5.71% due 04/22/28[3]	1,300,000	1,342,367
Goldman Sachs Group, Inc.
3.50% due 04/01/25	1,300,000	1,291,953
Corebridge Financial, Inc.
3.50% due 04/04/25	1,150,000	1,141,406
Bank of America Corp.
3.95% due 04/21/25	1,100,000	1,094,531
AEGON Funding Company LLC
5.50% due 04/16/27[2]	1,000,000	1,022,073
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	1,000,000	1,020,865
UBS AG/Stamford CT
6.63% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	602,352
2.95% due 04/09/25	400,000	396,028
American Express Co.
5.90% (SOFR Compounded Index + 0.93%) due 03/04/25◊	700,000	700,759
5.10% due 02/16/28[3]	150,000	152,877
Essex Portfolio, LP
3.50% due 04/01/25	850,000	844,052
F&G Global Funding
5.88% due 06/10/27[2]	700,000	717,175
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	700,000	693,221
HSBC Holdings plc
5.60% due 05/17/28[3]	650,000	668,243
Standard Chartered plc
5.69% due 05/14/28[2,3]	650,000	667,496
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	650,000	666,929
LPL Holdings, Inc.
5.70% due 05/20/27	650,000	664,357
Toronto-Dominion Bank
4.98% due 04/05/27	650,000	663,229
Athene Global Funding
5.68% due 02/23/26[2]	650,000	659,468

	Face Amount	Value
Jackson National Life Global Funding
1.75% due 01/12/25[2]	$350,000	$346,535
5.60% due 04/10/26[2]	300,000	304,305
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	650,000	644,907
Equinix, Inc.
1.45% due 05/15/26	650,000	620,950
Barclays plc
5.67% due 03/12/28[3]	600,000	616,437
JPMorgan Chase & Co.
5.04% due 01/23/28[3]	600,000	610,036
Assurant, Inc.
6.10% due 02/27/26	600,000	606,693
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	600,000	602,303
Morgan Stanley Bank North America
5.88% due 10/30/26	550,000	569,817
NatWest Group plc
5.58% due 03/01/28[3]	550,000	564,185
CNO Global Funding
5.88% due 06/04/27[2]	430,000	442,939
Citigroup, Inc.
6.00% (SOFR + 0.69%) due 01/25/26◊	350,000	350,689
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	347,919
ING Groep N.V.
1.40% due 07/01/26[2,3]	350,000	341,265
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	336,027
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	300,000	309,285
Societe Generale S.A.
5.52% due 01/19/28[2,3]	300,000	304,171
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	300,000	302,327
OneMain Finance Corp.
7.13% due 03/15/26	270,000	275,647
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	250,000	250,640
Corebridge Global Funding
5.75% due 07/02/26[2]	200,000	205,079
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	200,000	198,449
SLM Corp.
3.13% due 11/02/26	200,000	192,269
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	180,000	179,665
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	123,356
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	120,000	119,795
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	99,489
American National Group, Inc.
5.00% due 06/15/27	89,000	89,561

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
Reliance Standard Life Global Funding II
5.24% due 02/02/26[2]	$67,000	$67,319
Total Financial		26,479,237

Consumer, Non-cyclical - 4.8%
Humana, Inc.
4.50% due 04/01/25	1,300,000	1,297,354
Global Payments, Inc.
1.50% due 11/15/24	700,000	696,629
Icon Investments Six DAC
5.81% due 05/08/27	650,000	670,705
Universal Health Services, Inc.
1.65% due 09/01/26	700,000	663,086
Element Fleet Management Corp.
6.27% due 06/26/26[2]	600,000	616,104
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	390,386
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	347,868
HCA, Inc.
5.88% due 02/15/26	300,000	303,147
Royalty Pharma plc
1.20% due 09/02/25	300,000	290,586
Triton Container International Ltd.
2.05% due 04/15/26[2]	300,000	286,941
Laboratory Corporation of America Holdings
1.55% due 06/01/26	300,000	286,469
Danone S.A.
2.95% due 11/02/26[2]	200,000	194,862
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	161,000	163,158
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	120,000	116,036
Block, Inc.
2.75% due 06/01/26	100,000	96,951
Total Consumer, Non-cyclical		6,420,282

Industrial - 3.1%
Ryder System, Inc.
3.35% due 09/01/25	800,000	790,704
GATX Corp.
5.40% due 03/15/27	600,000	615,901
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	600,000	611,452
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	600,000	596,444
Weir Group plc
2.20% due 05/13/26[2]	400,000	384,727
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	331,964
Vontier Corp.
1.80% due 04/01/26	300,000	287,222
3M Co.
2.65% due 04/15/25	$250,000	$247,222
Berry Global, Inc.
4.88% due 07/15/26[2]	150,000	149,761
Jabil, Inc.
1.70% due 04/15/26	100,000	95,780
Total Industrial		4,111,177

Consumer, Cyclical - 2.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	850,000	844,034
6.41% due 03/15/26	350,000	350,207
VF Corp.
2.40% due 04/23/25	700,000	688,262
LG Electronics, Inc.
5.63% due 04/24/27[2]	350,000	359,660
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	300,000	305,998
United Airlines, Inc.
4.38% due 04/15/26[2]	300,000	295,185
International Game Technology plc
4.13% due 04/15/26[2]	200,000	197,389
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	125,000	123,064
Air Canada
3.88% due 08/15/26[2]	120,000	116,854
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	96,201
Total Consumer, Cyclical		3,376,854

Communications - 1.9%
Fox Corp.
3.05% due 04/07/25	1,350,000	1,336,837
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	531,911
Rogers Communications, Inc.
2.95% due 03/15/25	350,000	346,759
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	194,905
2.25% due 02/15/26	100,000	97,227
Cogent Communications Group LLC
3.50% due 05/01/26[2]	65,000	63,365
Total Communications		2,571,004

Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,004,206
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	650,000	657,856
Avangrid, Inc.
3.20% due 04/15/25	600,000	593,877
Terraform Global Operating, LP
6.13% due 03/01/26[2]	200,000	200,098
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,309
Total Utilities		2,555,346

30 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value

Technology - 1.6%
Oracle Corp.
2.50% due 04/01/25	$700,000	$691,926
NetApp, Inc.
1.88% due 06/22/25	650,000	636,485
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	529,176
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	300,000	302,824
Total Technology		2,160,411

Energy - 1.0%
Enbridge, Inc.
5.25% due 04/05/27	450,000	460,739
5.90% due 11/15/26	410,000	423,394
Energy Transfer, LP
5.50% due 06/01/27	300,000	307,671
Hess Midstream Operations, LP
5.63% due 02/15/26[2]	150,000	150,012
Total Energy		1,341,816

Basic Materials - 0.3%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[2]	200,000	200,752
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	160,000	154,422
Total Basic Materials		355,174

Total Corporate Bonds
(Cost $49,062,060)		49,371,301

ASSET-BACKED SECURITIES†† - 23.8%
Collateralized Loan Obligations - 13.5%
BCC Middle Market CLO LLC
2021-1A A1R, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,752,997
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,498,457
2021-2A B, 6.79% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	750,000	750,580
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	963,754
2020-FL3 AS, 6.95% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	732,220
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,000,241
Sound Point CLO XIX Ltd.
2018-1A A, 6.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	$887,294	$887,495
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	753,786
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	750,547
Golub Capital Partners CLO 54M LP
2021-54A A, 7.03% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	750,316
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	750,060
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.07% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	748,908
HGI CRE CLO Ltd.
2021-FL2 A, 6.21% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	558,491	554,565
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	500,893
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	500,503
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	499,997
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	498,767
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.73% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	487,724
BRSP Ltd.
2021-FL1 B, 6.98% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	485,134
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	467,937	467,850

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
BDS Ltd.
2021-FL7 A, 6.20% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	$432,729	$431,236
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	372,142	369,665
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	307,329	307,388
Parliament CLO II Ltd.
2021-2A A, 6.74% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	241,618	240,935
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.23% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	190,947	190,098
MidOcean Credit CLO VII
2020-7A A1R, 6.60% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	8,781	8,782
Total Collateralized Loan Obligations		17,882,898

Whole Business - 1.9%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	750,000	751,075
2021-1A, 1.95% due 08/25/51[2]	491,250	460,382
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	665,000	656,683
Domino’s Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[2]	521,125	516,901
2015-1A, 4.47% due 10/25/45[2]	92,750	92,288
Total Whole Business		2,477,329

Automotive - 1.3%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[2]	1,000,000	1,027,759
2020-2A, 2.02% due 02/20/27[2]	650,000	629,881
2021-1A, 1.38% due 08/20/27[2]	150,000	142,219
Total Automotive		1,799,859

Financial - 1.3%
Madison Avenue Secured Funding Trust
2023-2, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	825,000	825,000
Station Place Securitization Trust
2023-SP1, 6.96% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	425,000	425,000
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	394,797	393,873
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	$112,739	$111,956
Total Financial		1,755,829

Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	400,000	397,127
1.88% due 01/15/26[2]	300,000	289,517
Crown Castle Towers LLC
3.66% due 05/15/25[2]	550,000	545,726
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	473,892
Total Infrastructure		1,706,262

Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,149,785	1,102,144
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	260,242
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	91,951	90,246
Total Net Lease		1,452,632

Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	702,500	634,848
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	434,717	396,318
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	214,000	195,467
2020-1A, 2.73% due 08/21/45[2]	137,722	131,450
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	75,333	66,940
Total Transport-Container		1,425,023

Single Family Residence - 0.9%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,259,499

Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,187,538

Transport-Aircraft - 0.5%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	603,120	553,598
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	145,096	135,314
Total Transport-Aircraft		688,912

Total Asset-Backed Securities
(Cost $31,955,624)		$31,635,781

32 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.8%
Residential Mortgage-Backed Securities - 15.4%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,4]	$1,124,249	$1,138,895
2022-NQM9, 6.45% due 09/25/62[2,4]	783,540	790,269
2024-NQM8, 6.23% due 05/25/64[2,4]	613,637	624,207
2024-NQM7, 6.24% due 03/25/64[2,4]	610,727	621,272
2024-NQM6, 6.45% due 02/25/64[2,4]	603,551	616,774
2023-NQM2, 6.32% due 01/25/62[2,4]	405,235	409,324
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	979,827	971,457
2021-5, 4.79% due 06/25/26[2,4]	412,168	410,346
2021-8, 4.74% (WAC) due 09/25/26◊,2	181,904	180,872
CSMC Trust
2021-RPL1, 4.07% (WAC) due 09/27/60◊,2	669,407	667,046
2021-RPL4, 4.06% (WAC) due 12/27/60◊,2	327,542	326,388
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	224,320	223,599
2020-NQM1, 2.21% due 05/25/65[2]	217,528	203,219
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,4]	578,863	587,190
2023-NQM2, 5.84% due 11/25/67[2,4]	554,332	554,824
2023-NQM3, 6.89% due 08/25/68[2,4]	209,315	213,285
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	1,077,289	1,077,234
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,4]	1,068,865	1,066,918
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	545,019	537,412
2020-5, 1.22% due 05/25/65[2,4]	294,485	282,096
2021-3, 1.44% (WAC) due 06/25/66◊,2	68,948	59,824
2020-1, 3.42% due 01/25/60[2]	60,947	59,569
2019-4, 3.64% due 11/25/59[2]	53,466	52,615
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,4]	437,964	434,664
2021-GS4, 4.65% due 11/25/60[2,4]	324,312	324,262
2021-GS2, 4.75% due 04/25/61[2,4]	156,163	157,275
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	654,842	649,401
2022-SP1, 5.25% due 07/25/62[2,4]	248,797	244,162
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,4]	314,837	320,644
2023-1, 4.75% due 09/26/67[2,4]	261,107	259,184
2022-1, 3.29% (WAC) due 12/25/66◊,2	186,955	169,043
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	589,010	581,218
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	605,516	567,417
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	466,204	462,686
2021-HE1, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	64,063	63,864
2021-HE2, 6.13% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	38,060	37,916
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[2,4]	$313,517	$317,446
2023-3, 7.18% due 09/25/68[2,4]	210,613	215,485
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	534,153	508,682
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	270,319	255,685
2018-2A, 3.50% (WAC) due 02/25/58◊,2	259,696	247,722
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	529,811	492,357
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	446,474	412,651
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	407,766	390,871
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.60% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	374,948	361,756
Soundview Home Loan Trust
2006-OPT5, 5.25% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	319,455	306,993
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	311,482	303,599
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.70% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	197,742	194,223
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	131,548	128,826
2017-5, 5.57% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	48,302	49,733
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.54% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	90,125	89,114
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	72,753	71,179
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	58,797	55,290
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	25,063	23,740
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,2	8,232	8,202
Total Residential Mortgage-Backed Securities		20,379,925

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
Commercial Mortgage-Backed Securities - 3.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.86% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	$1,250,000	$1,236,719
2022-LP2, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	379,618	376,771
WMRK Commercial Mortgage Trust
2022-WMRK, 8.53% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,153,234
MTN Commercial Mortgage Trust
2022-LPFL, 8.04% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	789,750
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,5	20,547,175	372,062
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.00% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	325,002
Life Mortgage Trust
2021-BMR, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	277,597	272,427
BXHPP Trust
2021-FILM, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	234,513
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	9,775,123	221,278
Total Commercial Mortgage-Backed Securities		4,981,756

Government Agency - 0.6%
Ginnie Mae
6.00% due 09/20/45	448,710	453,189
Fannie Mae
6.50% due 04/25/49	396,135	402,952
Total Government Agency		856,141

Total Collateralized Mortgage Obligations
(Cost $26,413,208)		26,217,822

SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Energy - 0.2%
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	$297,008	$297,254
Financial - 0.2%
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	119,100	118,992
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	99,485	99,371
Total Financial		218,363

Technology - 0.1%
World Wide Technology Holding Co. LLC
7.81% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	88,581	88,580
Total Senior Floating Rate Interests
(Cost $597,752)		604,197

REPURCHASE AGREEMENTS††,6 - 1.1%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24	1,465,000	1,465,000
Total Repurchase Agreements
(Cost $1,465,000)		1,465,000

Total Investments - 99.0%
(Cost $131,566,187)		$131,366,644
Other Assets & Liabilities, net - 1.0%		1,360,992
Total Net Assets - 100.0%		$132,727,636

34 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$1,300,000	$142,239	$(245)	$142,484
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	14,476	145	14,331
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	8,764	43	8,721
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	1,536	177	1,359
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	795	178	617
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	18,500,000	(436,278)	312	(436,590)
								$(268,468)	$610	$(269,078)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2024.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $69,364,089 (cost $69,623,289), or 52.3% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$22,072,543	$—	$—	$22,072,543
Corporate Bonds	—	49,371,301	—	49,371,301
Asset-Backed Securities	—	29,879,952	1,755,829	31,635,781
Collateralized Mortgage Obligations	—	26,217,822	—	26,217,822
Senior Floating Rate Interests	—	604,197	—	604,197
Repurchase Agreements	—	1,465,000	—	1,465,000
Interest Rate Swap Agreements**	—	167,512	—	167,512
Total Assets	$22,072,543	$107,705,784	$1,755,829	$131,534,156

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$436,590	$—	$436,590

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$1,250,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	505,829	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$1,755,829

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the year ended September 30, 2024, the Fund had securities with a total value of $666,474 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

36 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended September 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$2,950,014	$846,033	$3,796,047
Purchases/(Receipts)	1,250,000	—	1,250,000
(Sales, maturities and paydowns)/Fundings	(2,442,463)	(191,975)	(2,634,438)
Amortization of premiums/discounts	—	605	605
Total change in unrealized appreciation (depreciation) included in earnings	(1,722)	11,811	10,089
Transfers out of Level 3	—	(666,474)	(666,474)
Ending Balance	$1,755,829	$—	$1,755,829
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$(1,707)	$—	$(1,707)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2024
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Strips
4.86%			0.00%
Due 10/01/24	$1,465,000	$1,465,198	Due 11/15/34 - 02/15/46	$1,926,280	$1,193,495

			U.S. Treasury Inflation Indexed Bond
			3.63%
			Due 04/15/28	275,946	300,391

			U.S. Treasury Note
			3.50%
			Due 09/30/26	700	698
				$2,202,926	$1,494,584

38 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets:
Investments, at value (cost $130,101,187)	$129,901,644
Repurchase agreements, at value (cost $1,465,000)	1,465,000
Segregated cash with broker	355,506
Unamortized upfront premiums paid on interest rate swap agreements	855
Prepaid expenses	4,713
Receivables:
Interest	1,004,027
Variation margin on interest rate swap agreements	125,722
Total assets	132,857,467

Liabilities:
Overdraft due to custodian bank	4,480
Unamortized upfront premiums received on interest rate swap agreements	245
Payable for:
Professional fees	64,730
Distributions to shareholders	22,905
Pricing fees	12,739
Custodian fees	7,605
Trustees’ fees*	5,860
Fund accounting/administration fees	4,758
Transfer agent/maintenance fees	763
Securities purchased	31
Miscellaneous	5,715
Total liabilities	129,831
Net assets	$132,727,636

Net assets consist of:
Paid in capital	$134,274,127
Total distributable earnings (loss)	(1,546,491)
Net assets	$132,727,636
Capital shares outstanding	5,337,580
Net asset value per share	$24.87

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income:
Interest	$6,749,736
Total investment income	6,749,736

Expenses:
Transfer agent/maintenance fees	12,000
Fund accounting/administration fees	62,104
Professional fees	57,346
Custodian fees	18,469
Trustees’ fees*	14,483
Line of credit fees	5,428
Miscellaneous	27,795
Total expenses	197,625
Less:
Earning credits applied	(1,454)
Net expenses	196,171
Net investment income	6,553,565

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,275
Swap agreements	194,198
Net realized gain	201,473
Net change in unrealized appreciation (depreciation) on:
Investments	3,506,603
Swap agreements	(627,500)
Net change in unrealized appreciation (depreciation)	2,879,103
Net realized and unrealized gain	3,080,576
Net increase in net assets resulting from operations	$9,634,141

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 39

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,553,565	$5,429,011
Net realized gain on investments	201,473	316,278
Net change in unrealized appreciation (depreciation) on investments	2,879,103	1,578,317
Net increase in net assets resulting from operations	9,634,141	7,323,606

Distributions to shareholders	(6,750,268)	(5,973,804)

Capital share transactions:
Proceeds from sale of shares	11,448,300	—
Distributions reinvested	6,388,673	5,641,462
Cost of shares redeemed	(7,345,968)	(4,322,992)
Net increase from capital share transactions	10,491,005	1,318,470
Net increase in net assets	13,374,878	2,668,272

Net assets:
Beginning of year	119,352,758	116,684,486
End of year	$132,727,636	$119,352,758

Capital share activity:
Shares sold	464,434	—
Shares issued from reinvestment of distributions	259,355	232,995
Shares redeemed	(300,876)	(178,977)
Net increase in shares	422,913	54,018

40 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.29	$24.01	$25.06	$25.00	$24.78
Income (loss) from investment operations:
Net investment income (loss)[a]	1.30	1.11	.47	.40	.52
Net gain (loss) on investments (realized and unrealized)	.62	.39	(1.04)	.06	.18
Total from investment operations	1.92	1.50	(.57)	.46	.70
Less distributions from:
Net investment income	(1.34)	(1.22)	(.48)	(.40)	(.48)
Total distributions	(1.34)	(1.22)	(.48)	(.40)	(.48)
Net asset value, end of period	$24.87	$24.29	$24.01	$25.06	$25.00

Total Return[b]	8.12%	6.35%	(2.27%)	1.83%	2.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,728	$119,353	$116,684	$131,060	$126,260
Ratios to average net assets:
Net investment income (loss)	5.28%	4.60%	1.89%	1.61%	2.08%
Total expenses[c]	0.16%	0.22%	0.18%	0.18%	0.20%
Net expenses[d]	0.16%	0.22%	0.18%	0.18%	0.20%
Portfolio turnover rate	35%	18%	35%	107%	100%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At September 30, 2024, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m.

42 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services, which use broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

44 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the year ended September 30, 2024, are disclosed in the Funds’ Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at September 30, 2024.

(p) Indemnifications

Under the Trusts’ organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust on behalf of the Funds, enters into contracts that contain a variety of

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (continued)

representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration, Hedge	$—	$33,500,000
Guggenheim Strategy Fund III	Duration, Hedge	—	28,206,667
Guggenheim Variable Insurance Strategy Fund III	Duration, Hedge	—	9,730,000

46 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
Variation margin on interest rate swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2024:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at September 30, 2024
Guggenheim Strategy Fund II	$48,856	$48,856
Guggenheim Strategy Fund III	503,911	503,911
Guggenheim Variable Insurance Strategy Fund III	167,512	167,512

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at September 30, 2024
Guggenheim Strategy Fund II	$1,309,228	$1,309,228
Guggenheim Strategy Fund III	1,303,331	1,303,331
Guggenheim Variable Insurance Strategy Fund III	436,590	436,590

*

Includes cumulative appreciation (depreciation) of centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended September 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$861,206	$—	$861,206
Guggenheim Strategy Fund III	551,238	—	551,238
Guggenheim Variable Insurance Strategy Fund III	194,198	—	194,198

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$(1,999,514)	$2	$(1,999,512)
Guggenheim Strategy Fund III	(1,833,482)	—	(1,833,482)
Guggenheim Variable Insurance Strategy Fund III	(627,500)	—	(627,500)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2024.

48 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$842,154	$—
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	1,025,431	—
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	355,506	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security. Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds do not pay GI advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the year ended September 30, 2024, the Funds did not waive or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The tax character of distributions paid during the year ended September 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Guggenheim Strategy Fund II	$18,178,692	$—	$18,178,692
Guggenheim Strategy Fund III	18,302,723	—	18,302,723
Guggenheim Variable Insurance Strategy Fund III	6,750,268	—	6,750,268

50 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended September 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Guggenheim Strategy Fund II	$14,861,796	$—	$14,861,796
Guggenheim Strategy Fund III	16,623,184	—	16,623,184
Guggenheim Variable Insurance Strategy Fund III	5,973,804	—	5,973,804

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of September 30, 2024 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Guggenheim Strategy Fund II	$996,334	$—	$(1,976,592)	$(2,029,206)	$(1,401,290)	$(4,410,754)
Guggenheim Strategy Fund III	1,023,411	—	(1,684,324)	(3,696,932)	(1,468,663)	(5,826,508)
Guggenheim Variable Insurance Strategy Fund III	763,507	—	(478,570)	(1,265,781)	(565,647)	(1,546,491)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of September 30, 2024, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Guggenheim Strategy Fund II	$—	$(2,029,206)	$(2,029,206)
Guggenheim Strategy Fund III	(581,934)	(3,114,998)	(3,696,932)
Guggenheim Variable Insurance Strategy Fund III	(465,266)	(800,515)	(1,265,781)

For the year ended September 30, 2024, no capital loss carryforward amounts were utilized.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in certain bonds and swap agreements, and foreign currency gains and losses. Additional differences may result from the tax treatment of dividends payable and paydown reclasses. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (continued)

There were no adjustments made on the Statements of Assets and Liabilities as of September 30, 2024 for permanent book/tax differences.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Guggenheim Strategy Fund II	$303,333,359	$2,219,570	$(4,196,161)	$(1,976,591)
Guggenheim Strategy Fund III	348,696,942	2,718,369	(4,402,693)	(1,684,324)
Guggenheim Variable Insurance Strategy Fund III	131,576,136	987,539	(1,466,109)	(478,570)

Note 7 – Securities Transactions

For the year ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$106,109,231	$90,926,488
Guggenheim Strategy Fund III	102,063,195	101,866,618
Guggenheim Variable Insurance Strategy Fund III	37,538,641	35,926,686

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended September 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 8– Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from Citibank, N.A., which was in place through September 27, 2024, at which time a new line of credit was entered into in the amount of $1,115,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended September 30, 2024.

Note 9 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other

52 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments.

Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 10 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Guggenheim Strategy Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Guggenheim Strategy Funds Trust (the “Trust”) (comprising Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Guggenheim Strategy Funds Trust at September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and paying agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
November 27, 2024

54 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2024.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2024, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2024, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Guggenheim Strategy Fund II	0.00%	0.00%	60.07%	0.00%
Guggenheim Strategy Fund III	0.00%	0.00%	63.95%	0.00%
Guggenheim Variable Insurance Strategy Fund III	0.00%	0.00%	63.72%	0.00%

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 55

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

56 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 57

ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

58 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Guggenheim Strategy Funds Trust Board of Trustees

The Board of Trustees of Guggenheim Strategy Funds Trust (the “Trust”), including the Independent Trustees, approved the renewal of the investment management agreement (the “Advisory Agreement”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

●	Guggenheim Strategy Fund II (“Strategy Fund II”)	●	Guggenheim Strategy Fund III (“Strategy Fund III”)
●	Guggenheim Variable Insurance Strategy Fund III (“Variable Strategy Fund”)

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and on May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. In evaluating the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, the shares of which are not, and are not expected to be, registered under the Securities Act of 1933, as amended (the “1933 Act”), because such shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. In this connection, only investment companies, common or commingled trust funds, or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, in light of the foregoing challenges. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Variable Strategy Fund were the same as the performance universe constituent funds due to the Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 59

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

The Committee also noted the distinctive nature of the Funds, which are operated as underlying investment options to other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds are not publicly offered as separate investment products.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year, one-year and three-month periods ended December 31, 2023, noting the Funds’ inception date of March 11, 2014. The Committee compared each Fund’s performance to the performance of a universe of other ultra-short bond funds identified by FUSE for the same time periods. The Committee also received certain performance information as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the first quartile of such Fund’s performance universe for each of the five-year and three-year periods ended December 31, 2023. The Committee noted that each Fund’s investment results were consistent with its investment objective to seek a high level of income consistent with preservation of capital.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

60 | GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (concluded)

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee considered that pursuant to the Advisory Agreement, the Funds do not pay the Adviser an advisory fee. The Committee also compared each Fund’s net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee observed that each Fund’s net effective management fee and total net expense ratio each rank in the first quartile of such Fund’s peer group.

The Committee did not consider profitability as no advisory fee was paid by the Funds. The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate.

Economies of Scale: The Committee did not consider economies of scale to be relevant given that no advisory fee was paid by the Funds.

Overall Conclusions

The Committee concluded that the renewal of the Advisory Agreement is in the best interest of each Fund, in light of the extent and quality of the services provided and other benefits received by the Adviser and the advisory fee structure. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

GUGGENHEIM STRATEGY FUNDS TRUST ANNUAL FINANCIAL REPORT | 61

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:	/s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: November 29, 2024

By:	/s/ James Howley

Name: James Howley

Title: Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: November 29, 2024